Significant Accounting Policies - Share-based Compensation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense	$ 154,746,000	$ 23,030,000	$ 196,171,000	$ 36,228,000	$ 71,151,000	$ 22,294,000	$ 349,000
MIUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Distributions during the period (in shares)					0	0	0
Appreciation Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Distributions during the period (in shares)					0	0	0
Management Incentive Units and Appreciation Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense	$ 145,300,000				$ 71,200,000	$ 22,300,000	$ 300,000
Income tax benefit recognized on shares-based compensation arrangements					$ 4,800,000	$ 700,000	$ 0